Assets Held in the Stable Value Master Trust - Schedule of Net Investment Gain (Details) - EBP 055 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investment income	$ 926,534,811	$ 674,797,668
Plan's Interest in Master Trust Balance (%)	98.00%	98.00%
Master Trust
EBP, Master Trust [Line Items]
Total investment income	$ 11,831,386	$ 11,133,977
Plan Interest
EBP, Master Trust [Line Items]
Total investment income	$ 11,615,545	$ 10,951,804
Plan's Interest in Master Trust Balance (%)	98.00%	98.00%